Equity (Details) - USD ($)		1 Months Ended	6 Months Ended
	Oct. 08, 2025	Oct. 31, 2025	Jan. 31, 2026	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
Equity [Line Items]
Ordinary shares, issued			10,313,373		1,313,373
Ordinary shares, outstanding			10,313,373		1,313,373
Net proceeds	$ 29,319,450		$ 29,319,450	$ 4,774,895
Additional paid-in capital			74,406,431		$ 45,095,981
Additional paid-in capital for capital contribution			$ 29,310,450
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued			10,313,373		1,313,373
Ordinary shares, outstanding			10,313,373	874,303	1,313,373	662,081
Additional paid-in capital	$ 29,310,450
Non-U.S. Persons [Member]
Equity [Line Items]
Issued and sold of ordinary shares	9,000,000
Purchase of shares	9,000,000
Gross proceeds		$ 29,300,000
Net proceeds		$ 29,300,000
Non-U.S. Persons [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary price per share	$ 3.26
Gross proceeds	$ 29,340,000